RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of significant related party transactions

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Services provided to:
-SZ Century	1,445	14,089	—
-SH Edge Interchange	—	651	938
-Jingliang Inter Cloud	480	—	—
-BJ New Internet	170	—	—
-Others	144	2	—

Services provided by:
-CYSD	38,918	36,673	31,119
-Beijing Huaqing	1,254	—	—
-Sanhe Mingtai (1)	—	—	17,366
-Beijing Jiwa	—	—	1,891
-Others	1,223	513	333

Loan to:
-Shanghai Puping	75,611	—	80,263
- BJ New Internet	261	—	—
-SH Edge Interchange	—	500	1,000
-Sanhe Mingtai	—	—	33,785

Receipt of loan to:
-SH Shibei	—	—	9,800

Loan by:
-Changzhou Gaoxin (2)	—	—	350,000

Interest income from loan to:
-SH Shibei	1,321	—	(1,321)
-SH Edge Interchange	—	1	32

Interest expense by loan to:
-Changzhou Gaoxin	—	—	13,183

Lease payment paid to:
-Ziguang Finance Leasing	10,431	—	—
-Beijing Qidi Yefeng	2,154	—	—
-Sanhe Mingtai (1)	—	—	10,801

Cash consideration for shares repurchase
-Tuspark Innovation	1,701,804	—	—
(1)

The Company leased properties for data centers from Sanhe Mingtai. Lease cost and property management fee was RMB14,268 and RMB3,098 for the period from March 1, 2023 to December 31, 2023, respectively. As of December 31, 2023, ROU assets of RMB171,629 and lease liabilities of RMB173,628 were associated with such leases.

(2)

In May 2023, the Company obtained a loan in the amount of RMB350,000 from Changzhou Gaoxin at an interest rate of 6.0% per annum. The maturity date of the loan was March 2024, which was subsequently extended to July 2024 in March 2024.

Schedule of related party balances

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties:
Current:
-Shanghai Puping	138,142	218,405
-SH Shibei	11,121	—
-BJ New Internet	441	441
-SH Edge Interchange	1,191	1,533
-Sanhe Mingtai	—	56,833
-Others	1,194	25
	152,089	277,237
Amounts due to related parties:
Current:
- CYSD	6,398	—
-Changzhou Gaoxin	—	356,067
-Others	530	13
	6,928	356,080